Assets held for sale (Details Textual) - USD ($) $ in Thousands		1 Months Ended
	Nov. 14, 2018	Dec. 31, 2018
Assets held for sale [Line Items]
Gains on disposals of investments		$ 14,507
Minera Exar S.A. [Member]
Assets held for sale [Line Items]
Gains on disposals of investments		$ 14,507
Charlee SQM Thailand Co. Ltd. [Member]
Assets held for sale [Line Items]
Gains on disposals of investments	$ 759